Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001053425
HARTFORD MIDCAP VALUE HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD MIDCAP VALUE HLS FUND
Supplement [Text Block]	hsfi_SupplementTextBlock

MARCH 1, 2019

SUPPLEMENT TO

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED THROUGH NOVEMBER 19, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(3)	Effective March 31, 2019, the Russell 2500 Value Index will no longer be one of the Hartford MidCap Value HLS Fund’s benchmarks. Hartford Funds Management Company, LLC believes that the Russell MidCap Value Index better reflects the Hartford MidCap Value HLS Fund’s investment strategy.

This Supplement should be retained with your Statutory Prospectus for future reference.